                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                    ________________________________________

                                   FORM N-PX

                    ________________________________________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2565

                    ________________________________________

                         ING VP MONEY MARKET PORTFOLIO
               (Exact name of registrant as specified in charter)

                    ________________________________________

                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


                    (Name and address of agent for service)

                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                             Scottsdale, AZ 85258

                                With copies to:

                             Philip H. Newman, Esq.
                              Goodwin Procter, LLP
                                 Exchange Place
                                53 State Street
                                Boston, MA 02109


       Registrant's telephone number, including area code: (800) 992-0180

                    ________________________________________


Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02565
Reporting Period: 07/01/2007 - 06/30/2008
ING VP Money Market Portfolio


======================== ING VP MONEY MARKET PORTFOLIO =========================


This fund had no proxy voting activity during the reporting period.


========== END N-PX REPORT

                    ________________________________________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP MONEY MARKET PORTFOLIO

By: /s/ Shaun P. Mathews
    ________________________________________
    Shaun P. Mathews
    President and Chief Executive Officer

Date:   August 20, 2008